Stock Options (Tables)	12 Months Ended
Oct. 31, 2021
Stock Options
Schedule of stock option movements

	Number	Exercise price (CAD$)
Balance - October 31, 2019	650,000	0.44
Granted to employees	3,575,000	0.15
Forfeitures by service provider	(150,000)	0.44
Forfeitures by employees	(355,000)	0.15
Balance - October 31, 2020	3,720,000	0.19
Granted to employees	3,085,000	0.20
Forfeitures by service providers	(65,000)	0.15
Forfeitures by employees	(965,000)	0.15
Forfeitures by employees	(10,000)	0.22
Balance – October 31, 2021	5,765,000	0.20

Schedule of fair value of options at the grant date based

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.55%

○	Expected life	4.0 years

○	Expected volatility	98%

Schedule of fair value of options vested

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.25%

○	Expected life	4.0 years

○	Expected volatility	131%

Schedule of vesting terms

Number granted	Vesting terms
500,000	½ on grant date, ½ on first anniversary of grant date
1,000,000	½ on grant date, ½ seven months after grant date
500,000	½ six months after grant date, ½ on first anniversary of grant date
450,000	⅓ on each anniversary of grant date
400,000	½ on first anniversary of grant date, ½ of anniversary of grant date
235,000	On first anniversary of grant date
3,085,000

Schedule of stock options were issued and outstanding

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
$0.44	500,000	500,000	0.2	January 2022
0.15	2,190,000	1,912,500	2.7	July 2024
0.15	200,000	100,000	3.1	November 2024
0.15	500,000	250,000	3.1	December 2024
0.28	1,075,000	250,000	3.5	April 2025
0.16	1,300,000	500,000	3.6	May 2025
0.20	5,765,000	3,512,500	2.9